Initial Public Offering. - Additional Information (Detail) - USD ($)			5 Months Ended	12 Months Ended
	Dec. 25, 2020	Dec. 15, 2020	Dec. 31, 2020	Dec. 31, 2021
Shares issued during period new issues		17,250,000
Share price	$ 10.20	$ 10.20
Proceeds from initial public offering	$ 172,500,000	$ 172,500,000	$ 172,500,000
Offering costs	9,200,000	9,200,000
Deferred underwriting expense	6,900,000	6,900,000
Underwriting commission reimbursement	$ 1,700,000	$ 1,700,000
Public Warrant [Member]
Description of class of warrant or right		Each Unit consists of one share of Class A common stock, and one-half of one redeemable warrant
Class of warrant, exercise price		$ 11.50
Anchor Investors [Member]
Shares issued during period new issues		4,944,550
IPO [Member]
Shares issued during period new issues	17,250,000	17,250,000
Share price	$ 10.00	$ 10.00
Over-Allotment Option [Member]
Shares issued during period new issues	2,250,000	2,250,000
Class A Common Stock
Share price			$ 0.10
Proceeds from initial public offering				$ 172,500,000
Number of securities called by each warrant		1